Stockholders’ equity (Details) - MXN ($) $ / shares in Units, $ in Thousands												1 Months Ended		12 Months Ended
	Dec. 14, 2020	Nov. 09, 2020	Oct. 02, 2020	Aug. 20, 2020	Aug. 17, 2020	May 08, 2020	Mar. 10, 2020	Jan. 10, 2020	Dec. 05, 2018	Dec. 04, 2018	Nov. 28, 2018	Nov. 19, 2020	Feb. 13, 2018	Jan. 03, 2021	Oct. 08, 2019	May 29, 2019
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Par value per share (in Pesos per share)														$ 10
Treasury shares (in Shares)														1,015,072
Increased variable capital		$ 27,183	$ 89,235				$ 181,865
Issuance cost							16,736
Fair value liability							$ 55,810
Cashless exercises of issuance shares (in Shares)		3,520,489	352,256											1,457,798
Warrant shares (in Shares)		109,874	352,256
Cash exercise (in Shares)		109,874
Increased share premium		$ 860,571
Redemption of shares (in Shares)		1,301,293
Merger stockholders’ equity increased	$ 4,724
Total capital increase share premium amount	$ 909,428
Reduce capital stock													$ 97,921
Increase capital stock									$ 20
Dividends from retained earnings								$ 70,000
Dividend to campalier based on its shareholding								$ 42,739
Dividend per shares (in Pesos per share)								$ 2.32
Dividends from profits generated						$ 100,000				$ 110,000	$ 111,000
Dividend paid in cash		$ 330,000			$ 330,000	$ 53,522				45,045
Dividend per shares (in Pesos per share)						$ 2.90
Remaining part of dividend				$ 176,621						$ 64,955		$ 168,136
Dividends per share (in Pesos per share)				$ 9.27								$ 9.11
Dividends payment from retained earnings													79,080		$ 150,000	$ 128,000
Equity interest											$ 65,545		$ 46,696		$ 91,583	$ 78,151
Legal reserve description										Retained earnings include the statutory legal reserve. The Mexican General Corporate Law requires that at least 5% of net income of the year be transferred to the legal reserve until the reserve equals 20% of common stock at par value (historical pesos). The legal reserve may be capitalized but may not be distributed unless the Group is dissolved. The legal reserve must be replenished if it is reduced for any reason. As of January 3, 2021 and December 31, 2019, the legal reserve, in historical pesos, was Ps. 10,679 and Ps. 10,370, respectively and it is included in retained earnings.